Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® International Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus"), and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

August 1, 2013

Dear Investor,

This supplement updates information regarding the ability of each of PACE Large Co Value Equity Investments and PACE International Equity Investments (each a "fund" and together the "funds") to engage in short selling as part of its investment strategy. The Board of Trustees of the PACE Select Advisors Trust (the "Trust") approved a change in the non-fundamental investment policies of each fund to permit each to engage in short sales of securities that the fund does not own (previously, each fund was permitted to engage in short sales only in securities it owned or had the right to acquire at no additional cost, i.e., short sales "against the box"). Each fund will also be permitted to invest the proceeds from the short sales in additional securities, introducing a form of leverage to the fund and increasing the fund's return and loss potential. These changes are expected to become effective on or after September 3, 2013. These changes are described in greater detail below.

Effective September 3, 2013, the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE International Equity Investments
Expense [Heading]	rr_ExpenseHeading	II. PACE International Equity Investments
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Fees and expenses of the fund" on page 47 of the Class P Prospectus is revised by replacing the "Annual fund operating expenses" table in its entirety with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The fund's "Total annual fund operating expenses" have been restated to include "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" and reflect the anticipated increase in such expenses and costs in light of the fund's new investment strategy.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Example" on page 47 of the Class P Prospectus is revised by replacing the table in its entirety with the following:

Strategy [Heading]	rr_StrategyHeading	III. PACE Large Co Value Equity Investments and PACE International Equity Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The sections captioned (i) "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Principal investments" beginning on page 32 of the Multi-Class Prospectus and page 31 of the Class P Prospectus, and (ii) "PACE International Equity Investments Fund summary" and sub-headed "Principal investments" beginning on page 48 of the Multi-Class Prospectus and page 47 of the Class P Prospectus, are revised by inserting the following paragraph at the end of each section:

The fund is also permitted to engage in "short-selling." When selling short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. The fund may also invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing the fund's return and loss potential. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The sections captioned (i) "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Principal risks" beginning on page 32 of each of the Multi-Class Prospectus and Class P Prospectus, and (ii) "PACE International Equity Investments Fund summary" and sub-headed "Principal risks" beginning on page 48 of each of the Multi-Class Prospectus and Class P Prospectus, are revised by inserting the following paragraphs at the end of each section:

Leverage risk associated with financial instruments and practices: The use of certain financial instruments, including derivatives used for investment (non-hedging) purposes, and the engagement in certain practices, such as the investment of proceeds received in connection with short sales, to increase potential returns may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.

Short sales risk: There are certain unique risks associated with the use of short sales strategies. When selling a security short, an investment advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. This would occur if the securities lender required the fund to deliver the securities the fund had borrowed at the commencement of the short sale and the fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. The risks associated with short sales increase when the fund invests the proceeds received upon the initial sale of the security, because the fund can suffer losses on both the short position and the long position established with the short sale proceeds. It is possible that the fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

Class P
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Miscellaneous expenses (includes administration fee of 0.10%)	rr_Component1OtherExpensesOverAssets	0.39%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	rr_Component2OtherExpensesOverAssets	0.27%
Other expenses	rr_OtherExpensesOverAssets	0.66%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 348
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,059
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,793
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,730

[1]	The fund's "Total annual fund operating expenses" have been restated to include "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" and reflect the anticipated increase in such expenses and costs in light of the fund's new investment strategy.